RELATED PARTIES - Narrative (Details)	Mar. 24, 2021
Disclosure of transactions between related parties [line items]
Relationship agreement, termination, voting rights, at least	3.00%
Indivior | Scopia Capital Management LP
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	16.90%
Proportion of voting rights held in associate	15.00%